Note 13 Financial assets at fair value through other comprehensive income debt securities by rating (Details) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022	[3]	Dec. 31, 2021
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income	[1]	€ 60,963	€ 64,150	[2],[4]	€ 59,074
Percentage of debt securities by rating		100.00%	100.00%		100.00%
BBVA AAA Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 1,000	€ 3,339		€ 2,413
Percentage of debt securities by rating		1.60%	5.20%		4.10%
BBVA AA Plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 3,685	€ 490		€ 586
Percentage of debt securities by rating		6.00%	0.80%		1.00%
BBVA AA Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 384	€ 420		€ 646
Percentage of debt securities by rating		0.60%	0.70%		1.10%
BBVA AA Minus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 642	€ 501		€ 327
Percentage of debt securities by rating		1.10%	0.80%		0.60%
BBVA A plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 1,798	€ 3,866		€ 6,179
Percentage of debt securities by rating		3.00%	6.00%		10.50%
BBVA A Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 1,747	€ 1,725		€ 1,676
Percentage of debt securities by rating		2.90%	2.70%		2.80%
BBVA A Minus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 16,009	€ 20,350		€ 18,760
Percentage of debt securities by rating		26.30%	31.70%		31.80%
BBVA BBB Plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 22,854	€ 17,252		€ 11,465
Percentage of debt securities by rating		37.50%	26.90%		19.40%
BBVA BBB Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 8,327	€ 7,470		€ 10,961
Percentage of debt securities by rating		13.70%	11.60%		18.60%
BBVA BBB minus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 858	€ 1,111		€ 1,310
Percentage of debt securities by rating		1.40%	1.70%		2.20%
BBVA BB Plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 3,480	€ 7,366		€ 4,379
Percentage of debt securities by rating		5.70%	11.50%		7.40%
Unclassified [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Debt securities at fair value through other comprehensive income		€ 178	€ 258		€ 372
Percentage of debt securities by rating		0.30%	0.40%		0.60%

[1]
(1) This includes redesignations from the heading "Financial assets at amortized cost" due to the application of IFRS 17 (see Notes 1.3 and 2.3 and Appendix X). During financial years 2023, 2022 and 2021, there have been no other significant reclassifications from the heading “Financial assets at fair value through other comprehensive income” to other headings or from other headings to “Financial assets at fair value through other comprehensive income”.

[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[4]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).